Share-Based Payments	12 Months Ended
Dec. 31, 2024
Share-Based Payments [Abstract]
SHARE-BASED PAYMENTS

21 SHARE-BASED PAYMENTS

The Group established the Anghami Long term Incentive Plan (“LTIP”) which is designed to provide long-term incentives for key employees in the Group. While there was a mutual understanding with the employees regarding the terms of the award, its formal approval was pending. However, employees have rendered services to the Group based on mutual understanding, and this counts towards employees meeting their service conditions. The Board of Directors adopted a draft version of the Anghami LTIP and a draft version of the sample award agreement for granting of options to employees as identified by the Management, up to 1,288,000 shares.

Under the LTIP, the Group, at its discretion, may grant shares of the Parent to employees, once the employee has completed two years or four years of service, depending upon the plan. Vesting of the share options is dependent on the completion of the service period of the employee. The fair value of shares granted is estimated at the date of grant using a revenue multiple approach or by reference to a market transaction and considering the terms and conditions on which the shares were granted. The model simulates the revenue multiple and compares it against the group of principal competitors or comparable companies, whilst applying an appropriate liquidity discount and volatility rate. It takes into account the historical and expected probability of vesting. The current LTIP program is a graded vesting shares ownership program with the following maturities:

1.	4.5 years maturity – 25% Vesting Rule: Whereby the employee gets 25% of the distributed shares for the first 18 months since the date of grant, and 25% are vested equally over the next three years.

2.	2.5 years maturity – 50% Vesting Rule: Whereby the employee gets 50% of the distributed evenly over two years.

LTIPs are Class C non-voting preferred shares and are vested only when the employee completes the vesting period. Employees can only sell the vested shares to the Group or existing shareholders. The latter’s buying of GESP shares requires board approval.

The shares are distributed evenly through tranches over the vesting period. The remaining three tranches are distributed at the end of each service year starting the end of the second year of service. Participation in the plan is at the board’s discretion and no individual has a contractual right to participate in the plan or receive any guaranteed benefits.

Prior to the business combination employees have been vesting their distributed shares at Anghami (the predecessor consolidation entity) over a period of 4.5 years which have been transferred to shares in Anghami Inc. whereby they immediately vest 50% of the distributed shares and the rest will be allocated at a rate of 25% per year over a total period of 2 years

The movement of share-based payment reserves during the year is as follows:

Amount
USD

As at January 1, 2023	1,512,490
Share options exercised during the year	(919,916)
Reversal of prior provisions	(536,366)
Share-based payments expense during the year (note 8)	359,365
At December 31, 2023	415,573

Share options exercised during the year	(183,112)
Reversal of prior provisions	(167,840)
As at December 31, 2024	64,621

Share options outstanding at the end of each year are the follows:

	2024	2023
	Shares options	Shares options

Opening balance as of January 1,	732,513	1,070,999
Granted during the year	-	217,001
Exercised during the year	(169,548)	(555,487)
Ending shares option as of December 31,	562,965	732,513

The options are fair valued using Monte Carlo simulation. The following assumptions are used in calculating the fair values of the options:

	2024	2023

Expected weighted average volatility (%)	108%	130%
Probability of no default	92%	92%
Risk-free interest rate	4.38%	4.38%

During 2024, the value of the Group’s provisions have dropped significantly due to the share price drop of Anghami Inc. resulting in a reversal of the provisions taken amounting to USD 167,840 (2023: USD 177,001).